Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	TOP Financial Group Limited
Trading Symbol	TOP
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	30,000,000
Amendment Flag	false
Entity Central Index Key	0001848275
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41407
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	118 Connaught Road West
Entity Address, Address Line Two	Room 1101
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc
Auditor Firm ID	6781
Auditor Location	Irvine, California
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	118 Connaught Road West
Entity Address, Address Line Two	Room 1101
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Contact Personnel Name	Ka Fai Yuen
Contact Personnel Email Address	paul.yuen@zyzq.com.hk
City Area Code	+852
Entity Address, Postal Zip Code	00000
Local Phone Number	3107-0731